Investment Risks	Jul. 23, 2026
USA Mutuals Vice Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks of investing in the Fund. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

ADR Risk. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the securities markets of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Industry Concentration Risk. The Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.

Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Regulatory Risk. Changes in the laws or regulations of the U.S. or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small- and Medium-Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

USA Mutuals Vice Fund | A D R Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

USA Mutuals Vice Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.
USA Mutuals Vice Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

USA Mutuals Vice Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

USA Mutuals Vice Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

USA Mutuals Vice Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

USA Mutuals Vice Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the securities markets of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

USA Mutuals Vice Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

USA Mutuals Vice Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

USA Mutuals Vice Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

USA Mutuals Vice Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

USA Mutuals Vice Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.
USA Mutuals Vice Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

USA Mutuals Vice Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies.

USA Mutuals Vice Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

USA Mutuals Vice Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in the laws or regulations of the U.S. or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

USA Mutuals Vice Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

USA Mutuals Vice Fund | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

USA Mutuals Vice Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

USA Mutuals Vice Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

USA Mutuals Vice Fund | Small And Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

USA Mutuals Vice Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

USA Mutuals Vice Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

USA Mutuals All Seasons Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Futures Contract Risk. A futures contract, which is a contract that derives its value from the price performance of an underlying entity, such as an asset, index, or interest rate, has additional risks because it is a financial contract rather than a security, including counterparty risk, and liquidity risk. Where futures contracts are used for hedging, lack of the desired or expected correlation between the future and the underlying, known as basis risk, would reduce the desired effectiveness of the hedging instrument.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Leverage Risk. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Stock Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

USA Mutuals All Seasons Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Futures Contract Risk. A futures contract, which is a contract that derives its value from the price performance of an underlying entity, such as an asset, index, or interest rate, has additional risks because it is a financial contract rather than a security, including counterparty risk, and liquidity risk. Where futures contracts are used for hedging, lack of the desired or expected correlation between the future and the underlying, known as basis risk, would reduce the desired effectiveness of the hedging instrument.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

USA Mutuals All Seasons Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

USA Mutuals All Seasons Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.
USA Mutuals All Seasons Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

USA Mutuals All Seasons Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

USA Mutuals All Seasons Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

USA Mutuals All Seasons Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

USA Mutuals All Seasons Fund | Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. A futures contract, which is a contract that derives its value from the price performance of an underlying entity, such as an asset, index, or interest rate, has additional risks because it is a financial contract rather than a security, including counterparty risk, and liquidity risk. Where futures contracts are used for hedging, lack of the desired or expected correlation between the future and the underlying, known as basis risk, would reduce the desired effectiveness of the hedging instrument.

USA Mutuals All Seasons Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.